Summary of Significant Accounting Policies Product Warranty Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at beginning of period	$ 38	$ 36
Warranty expense recognized	3	5
Warranty credits issued	(4)	(3)
Balance at end of period	$ 37	$ 38